UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21369
                                                     ---------

                      Oppenheimer International Value Trust
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: April 30
                                                 --------

                      Date of reporting period: 07/31/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS July 31, 2008 / Unaudited

                                                     SHARES             VALUE
                                                   ----------       ------------
COMMON STOCKS--101.1%
CONSUMER DISCRETIONARY--23.7%
AUTO COMPONENTS--1.6%
Continental AG                                         25,380       $  2,858,709
                                                                    ------------
AUTOMOBILES--5.6%
Bayerische Motoren Werke (BMW) AG                     101,220          4,547,058
Hyundai Motor Co.                                      40,759          2,844,517
Toyota Motor Corp.                                     66,380          2,852,326
                                                                    ------------
                                                                      10,243,901
                                                                    ------------
HOUSEHOLD DURABLES--4.4%
Barratt Developments plc                              338,230            629,355
First Juken Co. Ltd.                                  415,800          1,140,815
Grande Holdings Ltd. (The)                          1,136,000            257,732
Haseko Corp.                                        3,924,000          4,261,819
Taylor Wimpey plc                                     740,339            575,982
Thomson SA                                            250,310          1,094,024
                                                                    ------------
                                                                       7,959,727
                                                                    ------------
LEISURE EQUIPMENT & PRODUCTS--0.4%
Sega Sammy Holdings, Inc.                              68,900            641,823
                                                                    ------------
MEDIA--5.9%
British Sky Broadcasting Group plc                    166,745          1,493,571
Societe Television Francaise 1                        149,600          2,555,711
Vivendi SA                                            124,430          5,200,816
Yell Group plc                                      1,134,720          1,569,004
                                                                    ------------
                                                                      10,819,102
                                                                    ------------
SPECIALTY RETAIL--2.8%
Aoyama Trading Co.                                     81,073          1,415,891
Dickson Concepts International Ltd.                 2,483,500          1,639,411
Otsuka Kagu Ltd.                                       47,500            436,684
Signet Group plc                                    1,688,600          1,672,454
                                                                    ------------
                                                                       5,164,440
                                                                    ------------
TEXTILES, APPAREL & LUXURY GOODS--3.0%
Aksa Akrilik Kimya Sanayii AS                       2,137,912          3,681,384
Asics Corp.                                           203,000          1,887,661
                                                                    ------------
                                                                       5,569,045
                                                                    ------------
CONSUMER STAPLES--6.7%
FOOD & STAPLES RETAILING--1.8%
Tesco plc                                             465,396          3,306,773
                                                                    ------------
FOOD PRODUCTS--3.0%
Nestle SA                                             126,870          5,560,157
                                                                    ------------
PERSONAL PRODUCTS--1.9%
Coreana Cosmetics Co. Ltd.                            854,874            988,294
Pacific Corp.                                          19,909          2,462,399
                                                                    ------------
                                                                       3,450,693
                                                                    ------------
ENERGY--7.6%
ENERGY EQUIPMENT & SERVICES--2.9%
Petroleum Geo-Services ASA(1)                         134,500          3,122,304
Seabird Exploration Ltd.(1)                         1,169,355          2,181,871
                                                                    ------------
                                                                       5,304,175
                                                                    ------------


                    1 | Oppenheimer International Value Fund

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS July 31, 2008 / Unaudited

                                                     SHARES             VALUE
                                                   ----------       ------------
COMMON STOCKS CONTINUED
OIL, GAS & CONSUMABLE FUELS--4.7%
Eni SpA                                               134,790       $  4,570,863
Esso (Thailand) Public Co. Ltd.                     2,453,400            488,408
Total SA                                               45,960          3,523,706
                                                                    ------------
                                                                       8,582,977
                                                                    ------------
FINANCIALS--21.5%
CAPITAL MARKETS--1.6%
Credit Suisse Group AG                                 47,848          2,402,055
Ichiyoshi Securities Co. Ltd.                          60,100            590,011
                                                                    ------------
                                                                       2,992,066
                                                                    ------------
COMMERCIAL BANKS--6.1%
Anglo Irish Bank Corp.                                164,044          1,293,166
Bank of Ireland                                       501,493          4,166,579
Credit Agricole SA                                     79,081          1,698,584
National Bank of Greece SA                             30,825          1,465,545
Royal Bank of Scotland Group plc (The)                598,863          2,505,997
                                                                    ------------
                                                                      11,129,871
                                                                    ------------
DIVERSIFIED FINANCIAL SERVICES--2.1%
Investor AB, B Shares                                 138,477          3,014,772
RHJ International Ltd.(1)                              67,704            760,375
                                                                    ------------
                                                                       3,775,147
                                                                    ------------
INSURANCE--8.1%
Aegon NV                                              359,474          4,226,731
Fondiaria-Sai SpA                                     277,742          6,017,621
Swiss Reinsurance Co.                                  72,062          4,475,234
                                                                    ------------
                                                                      14,719,586
                                                                    ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--2.2%
COSMOS INITIA Co. Ltd.                                973,000          1,384,608
Emperor Entertainment Hotel Ltd.                    6,864,000          1,209,338
Eurocastle Investment Ltd.                             47,100            363,670
Shanghai Forte Land Co. Ltd.                        3,861,000          1,029,389
                                                                    ------------
                                                                       3,987,005
                                                                    ------------
THRIFTS & MORTGAGE FINANCE--1.4%
Paragon Group Cos. plc                              1,343,350          2,618,696
                                                                    ------------
HEALTH CARE--7.6%
HEALTH CARE PROVIDERS & SERVICES--1.5%
Mediceo Paltac Holdings Co. Ltd.                      164,360          2,739,624
                                                                    ------------
PHARMACEUTICALS--6.1%
GlaxoSmithKline plc(2)                                174,401          4,065,324
Sanofi-Aventis SA                                      53,520          3,762,571
Takeda Pharmaceutical Co. Ltd.                         62,900          3,341,242
                                                                    ------------
                                                                      11,169,137
                                                                    ------------
INDUSTRIALS--10.7%
AEROSPACE & DEFENSE--1.2%
Safran SA                                             125,216          2,108,675
                                                                    ------------


                    2 | Oppenheimer International Value Fund

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS July 31, 2008 / Unaudited

                                                     SHARES             VALUE
                                                   ----------       ------------
COMMON STOCKS CONTINUED
AIRLINES--4.9%
Deutsche Lufthansa AG                                 101,409       $  2,334,343
Jazz Air Income Fund                                  498,035          2,480,569
Turk Hava Yollari Anonim Ortakligi(1)                 822,900          4,180,805
                                                                    ------------
                                                                       8,995,717
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES--1.6%
Sperian Protection                                     26,140          3,007,921
                                                                    ------------
CONSTRUCTION & ENGINEERING--1.3%
Joongang Construction Co. Ltd.(1)                      79,520            810,768
Vinci SA                                               28,360          1,602,026
                                                                    ------------
                                                                       2,412,794
                                                                    ------------
MARINE--0.7%
Evergreen Marine Corp.                              2,083,000          1,343,465
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
Wolseley plc                                           48,260            324,077
                                                                    ------------
TRANSPORTATION INFRASTRUCTURE--0.8%
Master Marine AS(1,3)                                  22,000             49,379
Master Marine AS(1,3)                                 619,900          1,391,375
                                                                    ------------
                                                                       1,440,754
                                                                    ------------
INFORMATION TECHNOLOGY--10.4%
COMMUNICATIONS EQUIPMENT--2.0%
Nokia Oyj                                             133,150          3,639,456
SunCorp Technologies Ltd.(1)                        3,032,000             54,847
                                                                    ------------
                                                                       3,694,303
                                                                    ------------
COMPUTERS & PERIPHERALS--5.3%
Fujitsu Ltd.                                          297,237          2,168,286
Gemalto NV(1)                                          77,070          2,904,321
Japan Digital Laboratory Co. Ltd.                     403,800          4,633,678
                                                                    ------------
                                                                       9,706,285
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.8%
A&D Co. Ltd.                                          219,000          2,060,046
Nichicon Corp.                                        159,600          1,229,289
                                                                    ------------
                                                                       3,289,335
                                                                    ------------
OFFICE ELECTRONICS--1.3%
Canon, Inc.                                            51,270          2,342,838
                                                                    ------------
MATERIALS--3.7%
CHEMICALS--1.1%
Arkema                                                 37,912          1,920,290
                                                                    ------------
METALS & MINING--2.6%
Arcelor                                                28,795          2,548,929
                                                                    ------------
Hindalco Industries Ltd.(1)                           671,700          2,222,745
                                                                    ------------
                                                                       4,771,674
                                                                    ------------
TELECOMMUNICATION SERVICES--7.6%
DIVERSIFIED TELECOMMUNICATION SERVICES--5.3%
Cable & Wireless plc                                  373,595          1,216,496
France Telecom SA                                     116,091          3,688,677
Telecom Italia SpA                                  2,108,210          2,834,510


                    3 | Oppenheimer International Value Fund

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS July 31, 2008 / Unaudited

                                                     SHARES             VALUE
                                                   ----------       ------------
COMMON STOCKS CONTINUED
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
Telefonos de Mexico SA de CV, Cl. L                   725,490       $    917,816
Telmex Internacional SAB de CV(1)                   1,458,490          1,002,474
                                                                    ------------
                                                                       9,659,973
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES--2.3%
KDDI Corp.                                                374          2,143,357
Vodafone Group plc                                    775,968          2,083,470
                                                                    ------------
                                                                       4,226,827
                                                                    ------------
UTILITIES--1.6%
ELECTRIC UTILITIES--1.6%
Okinawa Electric Power Co. (The)                       36,840          1,854,203
RusHydro(1)                                        17,979,215          1,130,875
                                                                    ------------
                                                                       2,985,078
                                                                    ------------
Total Common Stocks (Cost $225,526,540)                              184,822,660
                                                                    ------------
PREFERRED STOCKS--0.6%
Tatneft, Preference (Cost $1,591,997)                 414,721          1,161,219
                                                                    ------------

                                                    PRINCIPAL
                                                     AMOUNT
                                                   ----------
CONVERTIBLE CORPORATE BONDS AND NOTES--1.3%
AED Oil Ltd., 6.50% Cv. Unsec. Unsub. Nts.,
   2/23/12                                         $1,846,000          1,684,475
Master Marine AS, 6% Cv. Nts., 6/1/10(3)            3,046,919 NOK        595,873
                                                                    ------------
Total Convertible Corporate Bonds and Notes
   (Cost $2,525,506)                                                   2,280,348
                                                                    ------------
STRUCTURED SECURITIES--0.5%
Morgan Stanley & Co. International plc, Ryanair
   Holdings plc Equity Linked Securities,
   Exp. 1/14/10 (1) (Cost $1,249,138)                 225,000 EUR        846,475
                                                                    ------------
Total Investments, at Value (Cost $230,893,181)         103.5%       189,110,702
Liabilities in Excess of Other Assets                    (3.5)        (6,351,217)
                                                                    ------------
Net Assets                                             100.0%       $182,759,485
                                                                    ============

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

EUR   Euro
NOK   Norwegian Krone

(1.) Non-income producing security.

(2.) A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See accompanying Notes.

(3.) Illiquid security. The aggregate value of illiquid securities as of July
     31, 2008 was $2,036,627, which represents 1.11% of the Fund's net assets. See accompanying Notes.

The following issuer is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31,2008 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. There were no affiliate securities held by the Fund as of July 31, 2008. Transactions during the period in which the issuer was an affiliate are as follows:


                    4 | Oppenheimer International Value Fund

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                        SHARES        GROSS       GROSS        SHARES
                                                    APRIL 30, 2008  ADDITIONS  REDUCTIONS  JULY 31, 2008
                                                    --------------  ---------  ----------  -------------
Oppenheimer Institutional Money Market Fund, Cl. E        -      -  3,657,229   3,657,229        --

                                                                                              DIVIDEND
                                                                                               INCOME
                                                                                           -------------
Oppenheimer Institutional Money Market Fund, Cl. E                                             $3,075

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of July 31, 2008:

                                               INVESTMENTS   OTHER FINANCIAL
VALUATION DESCRIPTION                         IN SECURITIES    INSTRUMENTS*
--------------------------------------------  -------------  ---------------
Level 1--Quoted Prices                         $ 59,959,084     $(444,087)
Level 2--Other Significant Observable Inputs    129,151,618           --
Level 3--Significant Unobservable Inputs                 --           --
                                               ------------     ---------
   Total                                       $189,110,702     $(444,087)
                                               ============    ==========

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF JULY 31, 2008 ARE AS FOLLOWS:

                            CONTRACT
CONTRACT             BUY/    AMOUNT        EXPIRATION                  UNREALIZED     UNREALIZED
DESCRIPTION          SELL    (000S)           DATE         VALUE      APPRECIATION   DEPRECIATION
------------------   ----   --------       ----------   -----------   ------------   ------------
Euro (EUR)           Sell     10,600  EUR    8/28/08    $16,509,586     $     --       $586,372
Japanese Yen (JPY)   Sell    699,500  JPY    8/28/08      6,494,337      142,285             --
                                                                        --------       --------
Total unrealized appreciation and depreciation                          $142,285       $586,372
                                                                        ========       ========

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS            VALUE      PERCENT
------------------------   ------------   -------
Japan                      $ 37,124,201    19.6%
France                       35,616,251    18.8
United Kingdom               22,061,199    11.7
Italy                        13,422,994     7.1
Switzerland                  12,437,446     6.6
Germany                       9,740,110     5.1


                    5 | OPPENHEIMER INTERNATIONAL VALUE FUND

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

Turkey                        7,862,189     4.2
Norway                        7,340,802     3.9
Korea, Republic of South      7,105,978     3.8
Ireland                       6,306,220     3.3
The Netherlands               4,590,401     2.4
Finland                       3,639,456     1.9
Sweden                        3,014,772     1.6
Bermuda                       2,848,749     1.5
Canada                        2,480,569     1.3
Russia                        2,292,094     1.2
India                         2,222,745     1.2
Mexico                        1,920,290     1.0
Australia                     1,684,475     0.9
Greece                        1,465,545     0.8
Taiwan                        1,343,465     0.7
China                         1,029,389     0.5
Belgium                         760,375     0.4
Thailand                        488,408     0.3
Hong Kong                       312,579     0.2
                           ------------   -----
Total                      $189,110,702   100.0%
                           ============   =====

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.


                    6 | OPPENHEIMER INTERNATIONAL VALUE FUND

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to


                    7 | OPPENHEIMER INTERNATIONAL VALUE FUND

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

ILLIQUID SECURITIES

As of July 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $ 232,979,800
Federal tax cost of other investments         171,272
                                        -------------
Total federal tax cost                  $ 233,151,072
                                        =============
Gross unrealized appreciation           $  14,157,246
Gross unrealized depreciation            (58,015,728)
                                        -------------
Net unrealized depreciation             $(43,858,482)
                                        =============

                    8 | OPPENHEIMER INTERNATIONAL VALUE FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Value Trust


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 09/12/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 09/12/2008


By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 09/12/2008